RELATED-PARTY TRANSACTIONS (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2013 Major shareholders Class A USD ($)	Dec. 31, 2013 Major shareholders Class A RUB	Dec. 31, 2014 Yandex.Money USD ($)	Dec. 31, 2014 Yandex.Money RUB	Dec. 31, 2013 Yandex.Money RUB
RELATED-PARTY TRANSACTIONS
Number of shares registered in a public offering by shareholders	26,679,386
Number of shares sold pursuant to an option granted to the underwriters	2,425,399
Share price (in dollars per share)	$ 22.75
Expenses incurred related to offering		28
Revenue from subleasing			1.4	78.0	34.0
Online payment commission expense			2.2	125.0	56.0
Receivable amount			$ 0.8	46.0	6.0